Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Federal income tax expense									$ 5,042	$ 3,065	$ 2,749
(Reductions) increases in income taxes resulting from: Tax exempt interest									(635)	(142)	(21)
(Reductions) increases in income taxes resulting from: New Jersey state tax, net of federal income tax effect									632	284	389
(Reductions) increases in income taxes resulting from: Qualified stock options compensation expense									28	15	15
(Reductions) increases in income taxes resulting from: Income from BOLI									(959)	(680)	(250)
(Reductions) increases in income taxes resulting from: Other items, net									197	(66)	(106)
Income Tax Expense Benefit Before Valuation Allowance									4,305	2,476	2,776
Valuation allowance									(88)	(226)
Income Taxes	$ 1,210	$ 685	$ 1,301	$ 1,021	$ 606	$ 323	$ 518	$ 803	$ 4,217	$ 2,250	$ 2,776
Effective income tax rate									29.27%	25.70%	35.35%